Financial Instruments and Derivatives (Details Textual)	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Derivative, Maturity Date	Sep. 30, 2014
Derivative, Variable Interest Rate	0.40%
Derivative, Fixed Interest Rate	2.07%